Earnings Per Share (Schedule of Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net loss											$ (122,448)	$ (86,661)	$ (210,935)	$ (138,139)	$ (138,187)
Weighted average of common shares outstanding (in shares)	211,784,541	202,409,552	194,378,154	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	207,097,047	193,663,150	194,378,154	193,663,150	193,663,150
Basic and diluted net loss per share (in dollars per share)											$ (0.59)	$ (0.45)	$ (1.09)	$ (0.71)	$ (0.71)